As filed with the Securities and Exchange Commission on August 8, 2025

File No. 333-240192
File No. 811-23593

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 7 ☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

AMENDMENT NO. 16 ☒

PLICO Variable Annuity

Account S

(Exact Name of Registered Separate Account)

Protective Life Insurance Company

(Name of Insurance Company)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of Insurance Company’s Principal Executive Offices)

(205) 268-1000

(Insurance Company’s Telephone Number, including Area Code)

BRANDON J. CAGE, Esquire

Protective Life Insurance Company

2801 Highway 280 South

Birmingham, Alabama, 35223

(Name and Address of Agent for Services)

Copy to:

STEPHEN E. ROTH, Esquire

THOMAS E. BISSET, Esquire

Eversheds Sutherland (US) LLP

700 Sixth Street, NW, Suite 700

Washington, D.C. 20001-3980

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)

☒ on August 11, 2025 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on            pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:

☐ New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration or amendment thereto within 3 years preceding this filing)

☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

☐ If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

☒ Insurance Company relying on Rule 12h-7 under the Exchange Act

☐ Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

Supplement dated August 11, 2025, to the Prospectus dated April 29, 2025, for

Schwab Genesis Variable Annuity contracts

Issued by Protective Life Insurance Company

PLICO Variable Annuity Account S

This Supplement amends certain information in your variable annuity contract prospectus. Please read this Supplement carefully and keep it with your prospectus for future reference. You may obtain a current prospectus by visiting www.protective.com/productprospectus or by calling 1-800-456-6330.

The purpose of this Supplement is to modify the Mortality and Expense Risk Charge and Administration Charge for new Contracts issued on or after August 11, 2025.

The Annual Fee table in the IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT - FEES, EXPENSES, AND ADJUSTMENTS section of the prospectus is removed and replaced with the following:

Annual Fee	Minimum	Maximum
Base Contract (1)	0.35%	0.45%
Investment options (Fund fees and expenses) (2)	0.03%	2.86%
Optional benefits available for an additional charge
Return of Purchase Payments Death Benefit Fee (3)	0.20%	0.20%
SecurePay Life rider (4)
At Contract Purchase	See Rate Sheet Prospectus Supplement	2.00%

Later under RightTime Option	See Rate Sheet Prospectus Supplement	2.20%

(1)	We calculate the Base Contract fee by dividing the total amount we receive from the annual mortality and expense risk charge and the administration charge for the last fiscal year by the total average net assets attributable to the Contracts for that year. For Contracts issued on or after August 11, 2025, the administrative charge is 0.15% of Variable Account value and the mortality and expense risk charge applied, as a percentage of Variable Account value, may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of $5,000 to $499,999, 0.25% for Contract Value of $500,000 to $999,999, or 0.20% for Contract Value of $1,000,000 or greater. For Contracts issued before August 11, 2025, the administration Charge is 0.10% and the mortality and expense risk charge is 0.35% of Variable Account value.
(2)	As a percentage of Fund assets.
(3)	As an annualized percentage of the death benefit value on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date.
(4)	As an annualized percentage of the Benefit Base on each Monthly Anniversary Date, beginning on the 1st Monthly Anniversary Date following election of the rider.

The Base Contract Expenses and corresponding footnote in the ANNUAL CONTRACT EXPENSES – FEE TABLE is deleted and replaced with the following:

Base Contract Expenses (as a percentage of average Variable Account value)(1)	0.45%

(1)	Base Contract Expenses include an administration charge and a mortality and expense risk charge. For Contracts issued on or after August 11, 2025, the administration charge is 0.15% (on an annual basis) of average daily net assets of the Variable Account. The mortality and expense charge may vary (decrease, increase, or stay the same) based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The mortality and expense risk charge is 0.30% for Contract Value of $5,000 to $499,999, 0.25% for Contract Value of $500,000 to $999,999, or 0.20% for Contract Value of $1,000,000 or greater. For Contracts issued before August 11, 2025, the administration charge is 0.10% (on an annual basis) and the mortality and expense charge is 0.35% (on an annual basis) of average daily net assets of the Variable Account attributable to your Contract. See “CHARGES AND DEDUCTIONS – Mortality and Expense Risk Charge” and “CHARGES AND DEDUCTIONS – Administration Charge” in the Prospectus for more information.

The Mortality and Expense Rick Charge section in CHARGES AND DEDUCTIONS is deleted and replaced with the following:

Mortality and Expense Risk Charge

To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. We deduct the mortality and expense risk charge only from the Variable Account. This charge is represented as a component of the Base Contract Expense in the Fee Table section of this Prospectus.

For Contracts issued on or after August 11, 2025, the mortality and expense risk charge may vary based on your Contract Value on the Contract Issue Date and on each Contract Quarterly Anniversary. The charge (on an annual basis) is equal to 0.30% for Contract Value of $5,000 to $499,999, 0.25% for Contract Value of $500,000 to $999,000, or 0.20% for Contract Value of $1,000,000 or greater. This charge is assessed as a percentage of the average daily net assets of the Variable Account attributable to your Contract. The mortality and expense risk charge that applies to your Contract can decrease, increase, or stay the same as your Contract Value changes over time. Percentage changes will only occur on a Contract Quarterly Anniversary and will apply on a going forward basis. You will be notified in writing as percentage changes occur.

For Contracts issued before August 11, 2025, the charge is equal, on an annual basis, to 0.35% of the average daily net assets of the Variable Account attributable to your Contract.

The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The expense risk that Protective Life assumes is the risk that the administration charge and transfer fees may be insufficient to cover actual future expenses. We expect to make a reasonable profit with respect to the Contracts. We may make a profit or incur a loss from the mortality and expense risk charge. Any profit, including profit from the mortality and expense risk charge, may be used to finance distribution and other expenses.

The Administration Charge section in CHARGES AND DEDUCTIONS is deleted and replaced with the following:

Administration Charge

For Contracts issued on or after August 11, 2025, we will deduct an administration charge equal (on an annual basis) to 0.15% of the daily net asset value of the Variable Account attributable to your Contract. For Contracts issued before August 11, 2025, the charge is equal to 0.10%. We make this deduction to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value. This fee is represented as a component of the Base Contract Expense in the Fee Table section of this Prospectus.

* * *

If you have any questions regarding this supplement, please work with your financial professional or contact us toll free at 1-800-456-6330.

Prospectus

(Included in Registrant’s Form N-4, File No. 333-240192 Accession No. 0001104659-25-036014 filed on April 17, 2025 and incorporated by reference herein.)

SAI

(Included in Registrant’s Form N-4, File No. 333-240192 Accession No. 0001104659-25-036014 filed on April 17, 2025 and incorporated by reference herein.)

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)  Board of Directors Resolutions

(a) (1)  Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the PLICO Variable Annuity Account S is incorporated herein by reference to the Form N-4 Registration Statement(File No. 333-240102), filed with the Commission on July 27, 2020.

(b) Custodial Agreements - Not Applicable

(c) Underwriting Contracts

(c) (1)  Selling Agreement between Protective Life Insurance Company, Investment Distributors, Inc. and broker-dealers is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(c) (2) Revised Second Amended Distribution Agreement dated June 1, 2018 (PLICO-IDI) is incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on July 20, 2018.

(c) (2) (i) Amendment No. 1 to the Second Amended Distribution Agreement (PLICO-IDI) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on July  27, 2020.

(c) (2) (ii) Revised Schedule to Second Amended Distribution Agreement between IDI and PLICO is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(c) (2) (iii) Third Amended and Restated Distribution Agreement (PLICO-IDI) is incorporated herein by reference to the Post-Effective Amendment No. 6 to the N-4 Registration Statement (File No. 333-240192), filed with the Commission on June 9, 2025.

(d) Contracts (including Riders and Endorsements)

(d) (1) Individual Flexible Premium Deferred Variable and Fixed Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(d) (2) Contract Schedule for Individual Contracts is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(d) (3) Contract Schedule for Individual Contracts (ICC25-VDA-P-2006SF-2) is incorporated herein by reference to the Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on June 9, 2025.

(d) (4) Guaranteed Account Endorsement is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-240192), filed with the Commission on July 30, 2020.

(d) (5) Revised Nursing Home Endorsement is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-240192), filed with the Commission on July 30, 2020.

(d) (6) SecurePay Rider is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-240192), filed with the Commission on July 30, 2020.

(d) (7) SecurePay Spousal Continuation Rider  is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-240192), filed with the Commission on July 30, 2020.

(d) (8) Qualified Retirement Plan Endorsement is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-240192), filed with the Commission on July 30, 2020.

(d) (9) Roth IRA Endorsement is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-240192), filed with the Commission on July 30, 2020.

(d) (10) Traditional IRA Endorsement is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-240192), filed with the Commission on July 30, 2020.

(d) (11) Return of Purchase Payments Death Benefit Rider is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-240192), filed with the Commission on July 30, 2020.

(d) (12) Annuitization Bonus Endorsement is incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-240192), filed with the Commission on July 30, 2020.

(e) Applications

(e) (1) Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(f) Insurance Company's Certificate of Incorporation and By-Laws

(f) (1) 2011 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

(f) (1) (i) 2020 Amended and Restated Charter of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(f) (2) 2011 Amended and Restated By-laws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 8 to the Form N-4 Registration Statement (File No. 333-153041), filed with the Commission on September 16, 2011.

(f) (2) (i) 2020 Amended and Restated By-laws of Protective Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(g) Reinsurance Contracts - Not Applicable

(h) Participation Agreements

(h) (1) Participation Agreement dated April 30, 2002 (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 25, 2002.

(h) (1) (i) Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (1) (ii) Amendment dated April 28, 2022 (Lord Abbett Series Fund) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the N-4 Registration Statement (File No. 333-261426), filed July 5, 2022.

(h) (2) Participation Agreement dated December 19, 2003 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-112892), filed with the Commission on February 17, 2004.

(h) (2) (i) Rule 22c-2 Shareholder Information Agreement dated April 11, 2007 (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (2) (ii) Amendment dated April 12, 2011 to Participation Agreement re Summary Prospectus (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 19 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 25, 2011.

(h) (2) (iii) Amendment dated December 22, 2020 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (2) (iv) Amendment dated April 12, 2021 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (2) (v) Amendment dated March 24, 2022 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (2) (vi)  Amendment dated December 15, 2022 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (2) (vii) Amendment dated April 23, 2024 to Participation Agreement (Goldman Sachs Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 17, 2025.

(h) (3) Participation Agreement dated April 11, 2007 (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (3) (i) Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (3) (ii) Amendment dated October 15, 2020 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (3) (iii) Amendment dated October 11, 2021 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on November 30, 2021.

(h) (3) (iv) Amendment dated March 10, 2022 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 15, 2022.

(h) (3) (v) Amendment dated December 15, 2022 to Participation Agreement (Fidelity Variable Insurance Products) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (4) Participation Agreement dated November 30, 2020 (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(h) (4) (i) Addendum dated November 30, 2020 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(h) (4) (ii) Amendment dated March 31, 2021 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (4) (iii) Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (4) (iv) Amendment dated April 1, 2022 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the N-4 Registration Statement (File No. 333-261426), filed July 5, 2022.

(h) (4) (v) Amendment dated November 1, 2022 to Participation Agreement (Franklin Templeton Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (5) Participation Agreement dated November 1, 2009 (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(h) (5) (i) Amendment dated April 11, 2014 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (5) (ii) Amendment dated September 10, 2019 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (5) (iii) Amendment dated August 11, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (5) (iv) Amendment dated November 30, 2020 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (5) (v) Amendment dated April 7, 2021 to Participation Agreement (Legg Mason) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (5) (vi) Amendment dated October 26, 2022 to Participation Agreement (Legg Mason) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-267354), filed with the Commission on December 15, 2022.

(h) (6) Participation Agreement dated November 1, 2009 (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(h) (6) (i) Novation of and Amendment dated April 25, 2011 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (6) (ii) Amendment dated April 25, 2011 to Participation Agreement re Summary Prospectuses (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (6) (iii) Amendment dated September 1, 2020 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (6) (iv) Amendment dated April 2, 2021 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (6) (v) Amendment dated August 9, 2022 to Participation Agreement (PIMCO Variable Insurance Trust) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-267354), filed with the Commission on September 9, 2022.

(h) (7) Participation Agreement dated November 1, 2009 (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(h) (7) (i) Rule 22c-2 Information Sharing Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on October 28, 2009.

(h) (7) (ii) Amendment dated November 30, 2020 to Participation Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement (File No. 333-201919), filed with the Commission on February 11, 2021.

(h) (7) (iii)  Amendment dated August 10, 2022 to Participation Agreement (Royce Capital) is incorporated herein by reference to Post-Effective Amendment No. 26 to the Form N-4 Registration Statement (File No. 333-176657), filed with the Commission on April 20, 2023.

(h) (8) Participation Agreement dated February 1, 2015 (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (8) (i) Rule 22c-2 Agreement (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-179649), as filed with the Commission on August 24, 2016.

(h) (8) (ii) Amendment dated March 22, 2022 to Participation Agreement (AIM-Invesco Variable Insurance Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the N-4 Registration Statement (File No. 333-261426), filed with the Commission on July 5, 2022.

(h) (9) Participation Agreement dated June 18, 2015 (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (9) (i) Rule 22c-2 Shareholder Information Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Form N-4 Registration Statement (File No. 333-113070), filed with the Commission on April 30, 2008.

(h) (9) (ii) Amendment dated October 1, 2019 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (9) (iii) Amendment dated November 25, 2020 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (9) (iv) Amendment dated March 22, 2021 to Participation Agreement (American Funds) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File 333-240192), filed with the Commission on April 16, 2021.

(h) (9) (v) Amendment dated April 29, 2022 to Participation Agreement (American Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the N-4 Registration Statement (File No. 333-261426), filed July 5, 2022.

(h) (9) (vi) Amendment dated August 1, 2022 to Participation Agreement (American Funds) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-267354), filed with the Commission on September 9, 2022.

(h) (10) Participation Agreement dated May 1, 2016 (Clayton Street Funds) is incorporated by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (10) (i) Rule 22c-2 Agreement (Clayton Street Funds) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-190294), filed with the Commission on April 26, 2016.

(h) (10) (ii) Amendment dated September 1, 2020 to Participation Agreement (Clayton Street Funds) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on November 25, 2020.

(h) (10) (iii) Amendment dated December 10, 2020 (Clayton Street Funds) is incorporated herein by reference to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on November 30, 2021.

(h) (10) (iv) Amendment dated March 10, 2022 (Clayton Street Funds) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (10) (v) Amendment dated March 15, 2022 (Clayton Street Funds) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 17, 2025.

(h) (10) (vi) Amendment dated July 29, 2024 (Clayton Street Funds) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 17, 2025.

(h) (11) Participation Agreement dated December 7, 2020 (Great-West Funds, Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (11) (i) Amendment dated October 18, 2021 (Great-West Funds, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 15, 2022.

(h) (12) Participation Agreement dated November 9, 2020 (Schwab Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), file with the Commission on April 16, 2021.

(h) (12) (i) Amendment dated March 22, 2022 to Participation Agreement (Schwab Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 15, 2024.

(h) (12) (ii) Amendment dated December 15, 2022 to Participation Agreement (Schwab Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 13, 2023.

(h) (13) Participation Agreement dated December 16, 2020 (Alliance Bernstein) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (13) (i) Amendment dated March 15, 2021 to Participation Agreement (Alliance Bernstein) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (13) (ii) Amendment dated January 1, 2023 to Participation Agreement (Alliance Bernstein) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (13) (iii) Amendment dated April 1, 2024 to Participation Agreement (Alliance Bernstein) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 15, 2024.

(h) (14) Participation Agreement dated December 1, 2020 (BlackRock) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (14) (i) Amendment dated May 1, 2021 to Participation Agreement (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (14) (ii)  Amendment dated April 1, 2022 to Participation Agreement (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (14) (iii)  Amendment dated September 16, 2022 to Participation Agreement (BlackRock) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (15) Participation Agreement dated April 12, 2021 (Columbia Funds Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (15) (i) Participation Agreement dated April 12, 2021 (Columbia Funds Variable Insurance Trust II) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (15) (ii) Amendment dated November 23, 2021 (Columbia Funds Variable Insurance Trust II) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (15) (iii) Amendment dated March 22, 2022 (Columbia Funds Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 15, 2022.

(h) (15) (iv) Amendment dated December 30, 2022 to Participation Agreement (Columbia Funds Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (15) (v) Amendment dated December 30, 2022 to Participation Agreement (Columbia Funds Variable Insurance Trust II) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (16) Participation Agreement dated December 8, 2020 (T. Rowe Price) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (16) (i) Rule 22c-2 Agreement dated December 8, 2020 (T. Rowe Price) is incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 16, 2021.

(h) (16) (ii) Amendment dated May 3, 2021 to Participation Agreement (T. Rowe Price) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-237747), filed with the Commission on October 18, 2021.

(h) (17) Participation Agreement dated May 1, 2018 (American Century Investment Services, Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (17) (i) Amendment dated November 10, 2020 (American Century Investment Services, Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (17) (ii) Amendment dated March 30, 2022 to Participation Agreement (American Century Investment Services, Inc.) is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on July 5, 2022.

(h) (17) (ii) Amendment dated April 1, 2022 to Participation Agreement (American Century Investment Services, Inc.) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (18) Participation Agreement dated May 1, 2003 (Morgan Stanley - UIF) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 333-94047), filed with the Commission on April 30, 2003.

(h) (18) (i) Rule 22c-2 Shareholder Information Agreement (Morgan Stanley - UIF) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (18) (ii) Amendment dated March 11, 2022 to Participation Agreement (Morgan Stanley - UIF) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 15, 2022.

(h) (18) (iii)  Amendment dated April 15, 2023 to Participation Agreement (Morgan Stanley - UIF) is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on August 7, 2023.

(h) (19) Participation Agreement dated December 3, 2020 (Janus Aspen Series) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (19) (i) Amendment dated October 11, 2021 to Participation Agreement (Janus Aspen Series) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 15, 2022.

(h) (19) (ii) Amendment dated March 1, 2022 to Participation Agreement (Janus Aspen Series) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-240102), filed with the Commission on April 15, 2022.

(h) (19) (iii)  Amendment dated October 1, 2022 to Participation Agreement (Janus Aspen Series) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (19) (iv) Amendment dated March 15, 2022 to Participation Agreement (Janus Aspen Series) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 17, 2025.

(h) (19) (v) Amendment dated July 29, 2024 to Participation Agreement (Janus Aspen Series) is incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 17, 2025.

(h) (20)  Participation Agreement dated May 1, 2012 (MFS Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement (File No. 333-190294), as filed with the Commission on April 28, 2021.

(h) (20) (i) Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No.17 to the Form N-4 Registration Statement (File No. 33-70984), filed with the Commission on April 27, 2007.

(h) (20) (ii) Amendment dated October 1, 2020 to Participation Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-6 Registration Statement (File No. 333-248236), filed with the Commission on December 16, 2020.

(h) (20) (iii) Amendment dated March 22, 2022 to Participation Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment 4 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on February 12, 2024.

(h) (20) (iv)  Amendment dated August 11, 2022 to Participation Agreement (MFS Variable Insurance Trust) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-261426), filed with the Commission on April 20, 2023.

(h) (21) Participation Agreement dated May 1, 2023 (Lincoln Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 15, 2024.

(h) (21) (i) Amendment dated April 29, 2024 to Participation Agreement (Lincoln Variable Insurance Products Trust) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 15, 2024.

(h) (22) Participation Agreement dated April 29, 2025 (First Trust) – filed herein.

(i) Administrative Contracts - Not Applicable

(j) Other Material Contracts - Not Applicable

(k) Legal Opinion

(k) (1) Opinion and Consent of Brandon J. Cage, Esq. is incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on April 13, 2023.

(l) Other Opinions

(l) (1) Consents of KPMG LLP – Filed herein.

(m) Omitted Financial Statements - Not Applicable

(n) Initial Capital Agreements - Not Applicable

(o) Form of Initial Summary Prospectuses is incorporated herein to Post-Effective Amendment No. 6 to the Form N-4 Registration Statement (File No. 333-240192), filed with the Commission on June 9, 2025.

(p) Powers of Attorney is incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement (File No. 333-267354), filed with the Commission on February 14, 2025.

(q) Letter regarding Change in Certifying Accountant- Not Applicable.

(r) Historical Current Limits on Index Gains – Not Applicable

Item 28. Directors and Officers of the Insurance Company

Name and Principal Business Address*	Position and Offices with Insurance Company
Adams, D. Scott	Executive Vice President, Chief Transformation and Strategy Officer
Bartlett, Malcolm Lee	Senior Vice President, Corporate Tax
Bern, Leigh Bynum	Senior Vice President, Chief Financial Actuary, and Appointed Actuary
Bielen, Richard J.	Chairman of the Board, Chief Executive Officer, President, and Director
Black, Lance P.	Executive Vice President, Acquisitions and Corporate Development
Byrd, Kenneth	Senior Vice President, Operations
Cramer, Steve	Senior Vice President, and Chief Product Officer
Creutzmann, Scott E.	Senior Vice President, and Chief Compliance Officer
Drew, Mark L.	Executive Vice President, and Chief Legal Officer
Evesque, Wendy L.	Executive Vice President, and Chief Human Resources Officer
Goldsmith, Lisa M.	Director
Hardeman, James C.	Senior Vice President, Financial Planning and Analysis
Harrison, Wade V.	Executive Vice President, and Chief Operating Officer, and Director
Herring, Derry W	Senior Vice President, and Chief Auditor
Karchunas, M. Scott	Senior Vice President, and President, Asset Protection Division
Kohler, Matthew	Senior Vice President, and Chief Information Officer
Kolmin, Russell	Senior Vice President, and Chief Product Officer
Kurtz, Richard J.	Senior Vice President, and Chief Distribution Officer
Laeyendecker, Ronald	Senior Vice President, Executive Benefit Markets
Lassiter, Frank Q.	Vice President, Head of Treasury, and Treasurer
Lawrence, Mary Pat	Senior Vice President, Government Affairs
Lebel, Dominique	Senior Vice President, and Chief Risk Officer
Lee, Felicia M.	Secretary, Vice President, and Senior Counsel
McDonald, Laura Y.	Senior Vice President, and Chief Mortgage and Real Estate Officer
Passafiume, Philip E.	Executive Vice President, Chief Investment Officer, and Director
Peeler, Rachelle R.	Senior Vice President, and Senior Human Resources Partner
Pugh, Barbara N.	Senior Vice President, and Chief Accounting Officer
Ray, Webster M.	Senior Vice President, Investments
Seurkamp, Aaron C.	Senior Vice President, and President, Protection and Retirement Division
Wagner, James	Senior Vice President, and Chief Distribution Officer
Wahlheim, Cary T.	Senior Vice President, and Senior Counsel
Wells, Paul R.	Executive Vice President, Chief Financial Officer, and Director
Whitcomb, John	Senior Vice President, Retirement Operations and Strategic Planning
Williams, Doyle J.	Senior Vice President, and Chief Marketing Officer

* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223

Item 29. Persons Controlled by or Under Common Control With the Insurance Company or the Registered Separate Account.

The Registered Separate Account is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by Protective Life

Corporation, a subsidiary of Dai-ichi Life Holdings, Inc. Protective Life Corporation is described more fully in the prospectus included in this registration statement.

For more information regarding the company structure of Protective Life Corporation and Dai-ichi Life Holdings, Inc., please refer to the organizational chart incorporated herein by reference to the Form N-6 Registration Statement (File No. 333-284719), filed with the Commission on February 6, 2025.

Item 30. Indemnification

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life’s directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys’ fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC’s Directors’ and Officers’ Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)  Investment Distributors, Inc. (“IDI”) is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, Protective Variable Life Separate Account, Protective COLI VUL, Protective COLI PPVUL, Variable Annuity Separate Account A of Protective Life, PLAIC Variable Annuity Account S, Protective NY Variable Life Separate Account, and Protective NY COLI VUL. The principal underwriter, IDI, is also currently distributing units of interest in the following separate accounts: Variable Annuity-1 Series Account, Variable Annuity-1 Series Account of Great West Life & Annuity Insurance Company of New York, Variable Annuity-2 Series Account, Variable Annuity-2 Series Account [New York], Variable Annuity-3 Series Account, COLI VUL-2 Series Account, COLI VUL-2 Series Account of Great West Life & Annuity Insurance Company of New York, COLI VUL-4 Series Account of Great-West Life & Annuity Insurance Company, Maxim Series Account of Great West Life & Annuity Insurance Company, Prestige Variable Life Account, Pinnacle Series Account of Great West Life & Annuity Insurance Company, Trillium Variable Annuity Account.

(b)  The following information is furnished with respect to the officers and directors of IDI:

Name and Principal Business Address*	Position and Offices	Position and Offices with Underwriter
Carlson, Martha H.	Designated Responsible Licensed Producer	Vice President, National Sales Manager Annuity
Coffman, Benjamin P.	Vice President, Financial Reporting	Vice President, Financial Reporting
Collazo, Kimberly B.	Assistant Secretary	Vice President and Senior Counsel
Creutzmann, Scott E.	Director	Senior Vice President and Chief Compliance Officer
Lane, Jamie L.	Director	Vice President, Head of DX and Enterprise Shared Services
Lee, Felicia M.	Secretary	Secretary, Vice President, and Senior Counsel
McCreless, Kevin L.	Chief Compliance Officer	Senior Director Regulatory
Morsch, Letitia A.	Assistant Secretary, and Director	Vice President, Head of Retail Retirement Operations
Reed, Alisha D.	Director	Vice President, Head of Marketing Strategy
Richards, Megan P.	Assistant Secretary	Assistant Secretary
Tennent, Rayburn	Senior Analyst Financial Reporting	Senior Analyst Financial Reporting
Wagner, James	President and Director	Senior Vice President and Chief Distribution Officer

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investment Distributors, Inc.	N/A	None	N/A	N/A

Item 31A. Information about Contracts with Index-Linked Options and Fixed Options Subject to a Contract Adjustment

This product does not offer any Index-Linked Options and/or fixed Options subject to a Contract Adjustment.

Item 32. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 33. Management Services

All management contracts are discussed in the Prospectus or Statement of Additional Information.

Item 34.  Fee Representation

Protective Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940,  the Registrant of this Registration Statement certifies that it meets the requirements of Rule 485(b) of the Securities Act for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on August 8, 2025.

PLICO VARIABLE ANNUITY ACCOUNT S

By: *
Richard J. Bielen, President
Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY

By: *
Richard J. Bielen, President
Protective Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-4 has been signed by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
*			*
Richard J. Bielen		Chairman of the Board, President
Chief Executive Officer, and Director
(Principal Executive Officer)
*			*
Wade V. Harrison		Executive Vice President, Chief Operating Officer, and Director

*			*
Paul R. Wells		Executive Vice President, Chief
Financial Officer, and Director
(Principal Financial and Accounting Officer)

*BY:	/S/ BRANDON J. CAGE		August 8, 2025
Brandon J. Cage
Attorney-in-Fact

EXHIBIT INDEX

(h) (22) Participation Agreement dated April 29, 2025 (First Trust)

(l) (1) Consents of KPMG LLP